Janus Henderson International Small Cap Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares		Value
Common Stocks – 99.4%
Auto Components – 5.3%
Dometic Group AB (144A)	11,408	$114,916
Press Kogyo Co Ltd	18,000	72,404
Showa Corp	8,800	184,035
Xinyi Glass Holdings Ltd	104,000	137,745
		509,100
Banks – 1.4%
SpareBank 1 Nord Norge	14,836	132,701
Beverages – 1.2%
Royal Unibrew A/S	1,206	110,445
Building Products – 3.0%
Lindab International AB	11,685	149,254
Sekisui Jushi Corp	6,200	132,229
		281,483
Chemicals – 0.9%
Kanto Denka Kogyo Co Ltd	9,300	87,744
Commercial Services & Supplies – 0.9%
Kokuyo Co Ltd	5,500	82,723
Construction & Engineering – 2.0%
OSJB Holdings Corp	38,600	96,287
Tokyu Construction Co Ltd	12,800	92,018
		188,305
Diversified Financial Services – 2.4%
Cerved Group SpA	12,356	120,500
doValue SpA (144A)	8,129	112,146
		232,646
Diversified Telecommunication Services – 1.9%
HKBN Ltd	107,000	179,345
Electronic Equipment, Instruments & Components – 3.5%
Barco NV	522	128,220
Daiwabo Holdings Co Ltd	1,900	117,701
Hosiden Corp	6,700	85,477
		331,398
Energy Equipment & Services – 1.1%
TGS NOPEC Geophysical Co ASA	3,368	102,503
Equity Real Estate Investment Trusts (REITs) – 4.6%
Charter Hall Group	30,247	235,133
Mapletree Logistics Trust	157,800	204,203
		439,336
Food & Staples Retailing – 2.3%
Nihon Chouzai Co Ltd	2,900	101,836
Sonae SGPS SA	115,747	118,138
		219,974
Food Products – 1.3%
Synlait Milk Ltd*	21,588	129,161
Gas Utilities – 1.3%
Italgas SpA	19,757	120,637
Health Care Equipment & Supplies – 1.4%
Ansell Ltd	6,362	129,578
Health Care Providers & Services – 1.3%
Ship Healthcare Holdings Inc	2,600	120,858
Hotels, Restaurants & Leisure – 6.3%
Evolution Gaming Group AB (144A)	9,060	272,862
Kindred Group PLC (SDR)	10,822	66,295
Sushiro Global Holdings Ltd	3,000	258,744
		597,901
Household Durables – 10.1%
Bellway PLC	2,564	129,276
Bovis Homes Group PLC	6,735	121,131
JM AB	5,000	148,130
Kaufman & Broad SA	2,214	91,880
Redrow PLC	27,079	267,182
Sumitomo Forestry Co Ltd	5,700	84,734
Tamron Co Ltd	5,000	115,933
		958,266
Information Technology Services – 2.9%
DTS Corp	5,400	126,550
Nihon Unisys Ltd	4,800	151,325
		277,875

Shares		Value
Common Stocks – (continued)
Insurance – 3.1%
ASR Nederland NV	2,678	$100,202
Storebrand ASA	24,953	196,239
		296,441
Leisure Products – 1.5%
Technogym SpA (144A)	11,191	145,476
Machinery – 2.2%
Kardex AG	648	109,161
Takuma Co Ltd	8,000	96,613
		205,774
Marine – 2.6%
Dfds A/S	2,439	119,004
SITC International Holdings Co Ltd	104,000	126,800
		245,804
Media – 2.9%
Metropole Television SA	8,339	156,944
Sanoma Oyj	11,231	118,976
		275,920
Metals & Mining – 1.1%
Granges AB	10,282	108,658
Multi-Utilities – 3.2%
ACEA SpA	5,861	121,219
Hera SpA	41,366	180,946
		302,165
Oil, Gas & Consumable Fuels – 4.3%
Beach Energy Ltd	117,288	206,547
Gaztransport Et Technigaz SA	2,091	200,286
		406,833
Pharmaceuticals – 0.9%
Kaken Pharmaceutical Co Ltd	1,500	83,395
Professional Services – 2.5%
ALS Ltd	20,553	132,376
Intertrust NV (144A)	5,322	103,326
		235,702
Road & Rail – 1.4%
Nobina AB (144A)	19,191	132,095
Semiconductor & Semiconductor Equipment – 3.3%
BE Semiconductor Industries NV	3,091	119,469
SOITEC*	1,881	197,682
		317,151
Software – 1.3%
Avast PLC (144A)	20,207	121,179
Specialty Retail – 5.8%
Accent Group Ltd	139,501	182,535
EDION Corp	7,600	84,856
JB Hi-Fi Ltd	4,949	130,799
Super Retail Group Ltd	22,249	157,973
		556,163
Technology Hardware, Storage & Peripherals – 1.1%
MCJ Co Ltd	13,600	104,529
Textiles, Apparel & Luxury Goods – 1.1%
Seiko Holdings Corp	4,000	107,621
Thrifts & Mortgage Finance – 1.3%
OneSavings Bank PLC	22,265	127,800
Trading Companies & Distributors – 2.3%
Grafton Group PLC	9,613	110,382
Sojitz Corp	34,000	110,162
		220,544
Transportation Infrastructure – 2.4%
Hamburger Hafen und Logistik AG	4,968	136,740
Societa Iniziative Autostradali e Servizi SpA	5,626	94,274
		231,014
Total Common Stocks (cost $8,505,330)		9,456,243
Investment Companies – 0.7%
Money Markets – 0.7%
Fidelity Investments Money Market Treasury Portfolio, 1.2500%ºº (cost $70,164)	70,164	70,164
Total Investments (total cost $8,575,494) – 100.1%		9,526,407
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(13,213)
Net Assets – 100%		$9,513,194

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$2,497,774	26.2%
Australia	1,174,941	12.3
Sweden	992,210	10.4
Italy	895,198	9.4
United Kingdom	876,950	9.2
France	646,792	6.8
Hong Kong	443,890	4.7
Norway	431,443	4.5
Netherlands	322,997	3.4
Denmark	229,449	2.4
Singapore	204,203	2.1
Germany	136,740	1.4
New Zealand	129,161	1.4
Belgium	128,220	1.4
Finland	118,976	1.3
Portugal	118,138	1.2
Switzerland	109,161	1.2
United States	70,164	0.7

Total	$9,526,407	100.0%

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company
SDR	Swedish Depositary Receipt

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2019 is $1,002,000, which represents 10.5% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$9,456,243	$-	$-
Investment Companies	70,164	-	-
Total Assets	$9,526,407	$-	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.